EXIT AND DISPOSAL ACTIVITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
EXIT AND DISPOSAL ACTIVITIES
3.	EXIT AND DISPOSAL ACTIVITIES

In January 2019, the Company announced a profit improvement initiative as part of its ongoing organizational review. This profit improvement initiative was intended to further integrate, streamline and optimize the Company’s operations. As part of this profit improvement initiative, during 2019 the Company undertook certain cost reduction initiatives, which included a reduction of approximately 200 positions of its workforce within its field operations and corporate functions in its headquarters located in Trevose, Pennsylvania. The following table summarizes the activity in the severance liability recognized for this reduction in workforce in the accompanying consolidated balance sheets as of March 31, 2020, by reportable segment (in thousands):

	Cemetery Operations	Funeral Home Operations	Corporate	Consolidated
Balance at December 31, 2019	$86	$—	$64	$150
Accruals	—	—	—	—
Cash payments	(86)	—	(64)	(150)

Balance at March 31, 2020	$—	$—	$—	$—

The Company does not expect to incur any additional charges related to this reduction in workforce. Refer to Note 18 Subsequent Events for details on a cost reduction initiative implemented in April 2020.

16.	EXIT AND DISPOSAL ACTIVITIES

On January 31, 2019, the Company announced a profit improvement initiative as part of its ongoing organizational review. This profit improvement initiative was intended to further integrate, streamline and optimize the Company’s operations. As part of this profit improvement initiative, during 2019 the Company undertook certain cost reduction initiatives, which included a reduction of approximately 200 positions of its workforce within its field operations and corporate functions in its headquarters located in Trevose, Pennsylvania. The Company recognized severance expense of $1.5 million for this reduction in workforce, which is included in Cemetery expense, Funeral home services expense and Corporate overhead in the accompanying consolidated statement of operations for the year ended December 31, 2019. The following table summarizes the activity in the severance liability recognized for this reduction in workforce in the accompanying consolidated balance sheet as of December 31, 2019, by reportable segment (in thousands):

	Cemetery Operations	Funeral Home Operations	Corporate	Consolidated
Balance at January 1, 2019	$—	$—	$—	$—
Accruals	935	25	583	1,543
Cash payments	(849)	(25)	(519)	(1,393)

Balance at December 31, 2019	$86	$—	$64	$150

The Company expects to settle the remaining severance liability for this reduction in workforce during the first quarter of 2020, and it does not expect to incur any additional charges related to this reduction in workforce.